NASDAQ®
THE NASDAQ STOCK MARKET
9600 BLACKWELL ROAD
ROCKVILLE, MD 20850

Gary Sundick
Vice President
Listing Qualifications

By Facsimile and First Class Mail

CERUNAS
001-34729

May 4, 2010

Ms. Cecile Peters
Chief, IT Services
Division of Corporation Finance
U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Dear Ms. Peters:

This is to certify that on April 29, 2010 The Nasdaq Stock Market (the "Exchange") received from WOWJOINT HOLDINGS LIMITED (the "Registrant") a copy of the Registrant's application on Form 8-A 12(b) for the registration of the following securities:

Ordinary Shares, par value $0.001 per share
Warrants to Purchase Ordinary Shares, par value $0.001 per Share
Units, each consisting of one ordinary share, par value $0.001 per share, and one Warrant

We further certify that the securities described above have been approved by the Exchange for listing and registration.

We understand that the Registrant is seeking immediate acceleration of the effective date of registration, and we hereby join in such request.

Sincerely,

Gary N. Sundick